Goodwill and Amortizable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of amortizable Intangible assets
The following table summarizes the Company’s amortizable intangible assets as of December 31, 2020 (dollars in thousands):

	Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Health plan contracts	15	$39,700	$(11,689)	$28,011
Trade names	15-30	20,300	(2,989)	17,311
Provider networks	10-15	8,400	(2,473)	5,927
Noncompete enforcement agreements	4-5	30,787	(22,705)	8,082
Other	4-15	2,700	(1,563)	1,137

		$101,887	$(41,419)	$60,468

The following table summarizes the Company’s amortizable intangible assets as of December 31, 2019 (dollars in thousands):

	Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Health plan contracts	15	$39,700	$(9,043)	$30,657
Trade names	15-30	45,200	(27,212)	17,988
Provider networks	10-15	8,400	(1,913)	6,487
Noncompete enforcement agreements	4-5	30,377	(15,944)	14,433
Other	4-15	2,700	(1,119)	1,581

		$126,377	$(55,231)	$71,146

Summary of estimated annual amortization
The following table summarizes the estimated annual amortization for each of the five succeeding fiscal years and thereafter as of December 31, 2020 (in thousands):

Year	Amount
2021	$10,332
2022	5,970
2023	4,012
2024	3,957
2025	3,957
Thereafter	32,240

$60,468